SHARE CAPITAL (Schedule of Earnings Per Share Basic and Diluted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of classes of share capital [abstract]
Net income attributable to equity holders of the Company	$ 39,724	$ 46,994
Basic earnings per share (Income Numerator)	$ 39,724	$ 46,994
Basic earnings per share (Shares Denominator)	168,483,412	167,848,117
Basic earnings per share (Per-Share Amount)	$ 0.24	$ 0.28
Effect of dilutive securities:
Stock options (Shares Denominator)	1,903,581	3,557,787
Diluted earnings per share (Income Numerator)	$ 39,724	$ 46,994
Diluted earnings per share (Shares Denominator)	170,386,993	171,405,904
Diluted earnings per share (Per-Share Amount)	$ 0.23	$ 0.27